Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Estimated Carrying Amounts and Fair Values of Financial Instruments Not Carried at Fair Value
The estimated carrying values and fair values of the Company's recorded financial instruments not carried at fair market value are as follows:

	As of December 31,
	2019		2018
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Notes receivable	$11	$8	$17	$14
Liabilities
Long-term debt, including current portion (a)	$5,956	$6,504	$6,591	$6,697
(a) Excludes deferred financing costs, which are recorded as a reduction to long-term debt on the Company's consolidated balance sheets
The fair value of the Company's publicly-traded long-term debt is based on quoted market prices and is classified as Level 2 within the fair value hierarchy. The fair value of debt securities, non-publicly traded long-term debt, and certain notes receivable of the Company are based on expected future cash flows discounted at market interest rates or current interest rates for similar instruments with equivalent credit quality and are classified as Level 3 within the fair value hierarchy. The following table presents the level within the fair value hierarchy for long-term debt, including current portion as of December 31, 2019 and 2018:

	As of December 31, 2019		As of December 31, 2018
(In millions)	Level 2	Level 3	Level 2	Level 3
Long-term debt, including current portion	$6,388	$116	$6,528	$169

Assets and Liabilities Measured and Recorded at Fair Value Measured on a Recurring Basis
The following tables present assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

	As of December 31, 2019
	Fair Value
(In millions)	Total	Level 1	Level 2	Level 3
Investments in securities (classified within other current and non-current assets)	$20	$—	$20	$—
Nuclear trust fund investments:
Cash and cash equivalents	17	17	—	—
U.S. government and federal agency obligations	68	68	—	—
Federal agency mortgage-backed securities	100	—	100	—
Commercial mortgage-backed securities	29	—	29	—
Corporate debt securities	109	—	109	—
Equity securities	388	388	—	—
Foreign government fixed income securities	5	—	5	—
Other trust fund investments:
U.S. government and federal agency obligations	1	1	—	—
Derivative assets:
Commodity contracts	1,170	84	893	193
Measured using net asset value practical expedient:
Equity securities-nuclear trust fund investments	78	—	—	—
Equity securities	8	—	—	—
Total assets	$1,993	$558	$1,156	$193
Derivative liabilities:
Commodity contracts	$1,103	$143	$805	$155
Total liabilities	$1,103	$143	$805	$155

	As of December 31, 2018
	Fair Value
(In millions)	Total	Level 1	Level 2	Level 3
Investments in securities (classified within other current or non-current assets)	$39	$2	$18	$19
Nuclear trust fund investments:
Cash and cash equivalents	19	19	—	—
U.S. government and federal agency obligations	46	46	—	—
Federal agency mortgage-backed securities	100	—	100	—
Commercial mortgage-backed securities	22	—	22	—
Corporate debt securities	96	—	96	—
Equity securities	312	312	—	—
Foreign government fixed income securities	4	—	4	—
Other trust fund investments:
U.S. government and federal agency obligations	1	1	—	—
Derivative assets:
Commodity contracts	1,042	137	796	109
Interest rate contracts	39	—	39	—
Measured using net asset value practical expedient:
Equity securities-nuclear trust fund investments	64	—	—	—
Equity securities	8	—	—	—
Total assets	$1,792	$517	$1,075	$128
Derivative liabilities:
Commodity contracts	$977	$224	$664	$89
Total liabilities	$977	$224	$664	$89

Reconciliation of Beginning and Ending Balances for Financial Instruments that are Recognized at Fair Value using Significant Unobservable Inputs
The following tables reconcile, for the years ended December 31, 2019 and 2018, the beginning and ending balances for financial instruments that are recognized at fair value in the consolidated financial statements at least annually using significant unobservable inputs:

	For the Year Ended December 31, 2019
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(In millions)	Debt Securities	Derivatives (a)	Total
Beginning balance as of January 1, 2019	$19	$20	$39
Contracts added from acquisitions	—	(3)	(3)
Total gains/(losses) — realized/unrealized:
Included in earnings	—	(26)	(26)
Included in OCI	—	—	—
Purchases	—	40	40
Sale	(19)	—	(19)
Transfers into Level 3 (b)	—	2	2
Transfers out of Level 3 (b)	—	5	5
Ending balance as of December 31, 2019	$—	$38	$38
Gains for the period included in earnings attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2019	$—	$17	$17
(a)Consists of derivatives assets and liabilities, net
(b)Transfers into/out of Level 3 are related to the availability of external broker quotes, and are valued as of the end of the reporting period. All transfers into/out of Level 3 are from/to Level 2

	For the Year Ended December 31, 2018
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(In millions)	Debt Securities	Derivatives (a)	Total
Beginning balance as of January 1, 2018	$19	$(15)	$4
Contracts acquired in XOOM acquisition	—	12	$12
Total gains realized/unrealized included in earnings	—	(21)	(21)
Purchases	—	41	41
Transfers into Level 3 (b)	—	5	5
Transfer out of Level 3 (b)	—	(2)	(2)
Ending balance as of December 31, 2018	$19	$20	$39
Losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets or liabilities still held as of December 31, 2018	$—	$(17)	$(17)
(a)Consists of derivatives assets and liabilities, net
(b)Transfers into/out of Level 3 are related to the availability of external broker quotes, and are valued as of the end of the reporting period. All transfers into/out of Level 3 are from/to Level 2

Schedule of Significant Unobservable Inputs used in Developing Fair Value of Level 3 Positions
The following tables quantify the significant unobservable inputs used in developing the fair value of the Company's Level 3 positions as of December 31, 2019 and 2018:

	Significant Unobservable Inputs
	December 31, 2019
	Fair Value				Input/Range
(In millions)	Assets	Liabilities	Valuation Technique	Significant Unobservable Input	Low	High	Weighted Average
Power Contracts	$151	$139	Discounted Cash Flow	Forward Market Price (per MWh)	$8	$218	$24
FTRs	42	16	Discounted Cash Flow	Auction Prices (per MWh)	(105)	213	0
	$193	$155

	Significant Unobservable Inputs
	December 31, 2018
	Fair Value				Input/Range
(In millions)	Assets	Liabilities	Valuation Technique	Significant Unobservable Input	Low	High	Weighted Average
Power Contracts	$89	$75	Discounted Cash Flow	Forward Market Price (per MWh)	$1	$214	$31
FTRs	20	14	Discounted Cash Flow	Auction Prices (per MWh)	(90)	34	0
	$109	$89

Fair Value Inputs, Sensitivity Analysis	The following table provides sensitivity of fair value measurements to increases/(decreases) in significant unobservable inputs as of December 31, 2019 and 2018:

Significant Unobservable Input	Position	Change In Input	Impact on Fair Value Measurement
Forward Market Price Power	Buy	Increase/(Decrease)	Higher/(Lower)
Forward Market Price Power	Sell	Increase/(Decrease)	Lower/(Higher)
FTR Prices	Buy	Increase/(Decrease)	Higher/(Lower)
FTR Prices	Sell	Increase/(Decrease)	Lower/(Higher)

Net Counterparty Credit Exposure by Industry Sector and by Counterparty Credit Quality	The following tables highlight net counterparty credit exposure by industry sector and by counterparty credit quality. Net counterparty credit exposure is defined as the aggregate net asset position for NRG with counterparties where netting is permitted under the enabling agreement and includes all cash flow, mark-to-market and NPNS, and non-derivative transactions. The exposure is shown net of collateral held, and includes amounts net of receivables or payables.

Category	Net Exposure (a) (b) (% of Total)
Utilities, energy merchants, marketers and other	84%
Financial institutions	16
Total	100%

Category	Net Exposure (a) (b) (% of Total)
Investment grade	56%
Non-Investment grade/Non-Rated	44
Total	100%
(a)Counterparty credit exposure excludes uranium and coal transportation contracts because of the unavailability of market prices.
(b)The figures in the tables above exclude potential counterparty credit exposure related to RTOs, ISOs, registered commodity exchanges and certain long term contracts.